Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net Loss	$ (16,762)	$ (59,400)	$ (307,949)	$ 53,884
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income from Trust Account	(210,161)	(11,705)	(1,349)	(1,348,596)
Changes in operating assets and liabilities:
Accounts payable			11,579
Prepaid expenses	(21,251)	(279,179)	(7,505)	(135,550)
Accrued expenses	(19,959)	(41,239)	43,871	642,324
Other payables	30,000	30,000	20,000	120,000
Net cash used in operating activities	(238,133)	(361,523)	(241,353)	(667,938)
Cash flows from investing activities:
Investment of Cash in Trust Account	(426,483)		(116,725,000)
Net cash used in investing activities	(426,483)		(116,725,000)
Cash flows from financing activities:
Proceeds from extension loan	255,889
Extension loan received from receivables	170,594
Proceeds from working capital loan	209,682
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Payment of Offering Costs			(303,020)
Proceeds from the sale of Units, net of underwriting discount paid			112,725,000
Proceeds from sale of Private Placement Units			5,280,750
Payment of promissory note to related party			(22,197)
Payment of Accrued expenses			(23,453)
Net cash provided by financing activities	636,165		117,682,080
Net change in cash	(28,451)	(361,523)	715,727	(667,938)
Cash at the beginning of the period	47,789	715,727		715,727
Cash at the end of the period	19,338	354,204	715,727	47,789
Supplemental disclosure of non-cash financing activities:
Deferred underwriting fee payable	4,025,000	4,025,000	4,025,000	4,025,000
Value of Class A ordinary shares subject to redemption	20,172,591	116,725,000	$ 116,725,000	19,535,946
Extension loan receivable				$ 170,594
Re-measurement for ordinary share to redemption amount	$ 210,161